UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Reaves Utility Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1 – July 31, 2011

Item 1. Schedule of Investments.

REAVES UTILITY INCOME FUND
STATEMENT of INVESTMENTS
July 31, 2011 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 131.88%
Aerospace & Defense 0.15%
ITT Corp.	15,000	$800,100

Diversified Telecommunication Services 38.31%
AT&T Corp.(1)	1,300,000	38,038,000
BCE, Inc.(1)	1,100,000	41,987,000
CenturyLink, Inc.(1)	658,500	24,436,935
Frontier Communications Corp.(1)	4,925,533	36,892,242
Telecom Corp. of New Zealand - ADR	1	12
Verizon Communications, Inc.(1)	985,000	34,760,650
Windstream Corp.(1)	2,300,000	28,083,000
		204,197,839

Electric Utilities 29.70%
ALLETE, Inc.	45,000	1,811,250
CPFL Energia S.A. - ADR	111,000	3,206,790
Duke Energy Corp.(1)	425,000	7,905,000
Edison International(1)	145,000	5,520,150
FirstEnergy Corp.	160,000	7,144,000
ITC Holdings Corp.(1)	110,000	7,728,600
Northeast Utilities	40,000	1,360,000
Pinnacle West Capital Corp.(1)	575,000	24,351,250
Portland General Electric Co.	100,000	2,478,000
PPL Corp.(1)	1,303,000	36,353,700
Progress Energy, Inc.(1)	680,000	31,783,200
The Southern Co.(1)	725,000	28,666,500
		158,308,440

Energy Equipment & Services 0.53%
Schlumberger, Ltd.(1)	31,000	2,801,470

Gas Utilities 4.23%
Just Energy Group, Inc.	75,000	1,067,560
National Fuel Gas Co.	18,000	1,302,840
ONEOK, Inc.(1)	246,000	17,906,340
South Jersey Industries, Inc.(1)	45,000	2,272,500
		22,549,240

Insurance 0.08%
Berkshire Hathaway, Inc., Class B*	6,000	445,020

Media 1.27%
Comcast Corp., Class A(1)	208,000	4,996,160
Shaw Communications, Inc., Class B	80,000	1,803,200
		6,799,360

Multi-Utilities 31.54%
Ameren Corp.(1)	535,000	15,418,700
CMS Energy Corp.(1)	746,500	14,288,010
DTE Energy Co.(1)	500,000	24,920,000
Integrys Energy Group, Inc.(1)	527,200	26,470,712
National Grid PLC	300,000	2,939,824
National Grid PLC - ADR	163,000	8,017,970
NiSource, Inc.(1)	910,000	18,318,300

	SHARES	VALUE
NSTAR(1)	252,800	$11,206,624
OGE Energy Corp.	50,000	2,502,000
SCANA Corp.(1)	330,000	12,932,700
TECO Energy, Inc.(1)	1,446,400	26,801,792
Wisconsin Energy Corp.	140,000	4,291,000
		168,107,632

Oil, Gas & Consumable Fuels 9.49%
Cenovus Energy, Inc.(1)	262,000	10,047,700
EQT Corp.	14,000	888,720
Exxon Mobil Corp.	35,000	2,792,650
Occidental Petroleum Corp.	47,000	4,614,460
Peabody Energy Corp.	50,000	2,873,500
Penn West Petroleum, Ltd.(1)	220,000	4,908,200
Spectra Energy Corp.(1)	576,500	15,577,030
Suncor Energy, Inc.	40,000	1,528,800
TransCanada Corp.(1)	175,000	7,341,250
		50,572,310

Real Estate Investment Trusts (REITS) 2.28%
Annaly Capital Management, Inc.(1)	725,000	12,165,500

Road & Rail 2.69%
Union Pacific Corp.(1)	140,000	14,347,200

Tobacco 1.63%
Altria Group, Inc.(1)	330,000	8,679,000

Water Utilities 5.27%
American Water Works Co., Inc.(1)	790,000	22,120,000
Cia de Saneamento Basico do Estado de Sao Paulo - ADR(1)	100,000	5,969,000
		28,089,000

Wireless Telecommunication Services 4.71%
American Tower Corp., Class A*	100,000	5,253,000
Cellcom Israel, Ltd.	50,000	1,316,500
Vivo Participacoes S.A. - ADR	319,500	10,134,540
Vodafone Group PLC - ADR	300,000	8,430,000
		25,134,040

TOTAL COMMON STOCKS
(Cost $630,230,409)		702,996,151

PREFERRED STOCKS 0.75%
Electric Utilities 0.51%
Entergy Louisiana Holdings, 6.950%	7,900	807,775
Entergy Mississippi, Inc.,
6.250%	10,000	251,250
4.560%	3,520	270,600
Entergy New Orleans, Inc., 4.360%	4,500	372,938
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	996,070
		2,698,633

Independent Power Producers & Energy Traders 0.01%
BGE Capital Trust II, 6.200%, 10/15/43	3,500	87,570

		SHARES	VALUE

Multi-Utilities 0.23%
Ameren Illinois Co., 4.250%		10,300	$746,106
Southern Cal Edison, 4.320%		24,300	489,645
			1,235,751

TOTAL PREFERRED STOCKS
(Cost $3,779,131)			4,021,954

LIMITED PARTNERSHIPS 8.17%
Copano Energy LLC		126,000	4,136,580
El Paso Pipeline Partners LP		52,500	1,846,950
Enbridge Energy Partners LP		270,000	7,965,000
Enterprise Products Partners LP		450,000	18,715,500
ONEOK Partners LP		92,000	3,910,000
Regency Energy Partners LP		175,000	4,450,250
Williams Partners LP		45,000	2,511,000

TOTAL LIMITED PARTNERSHIPS
(Cost $35,644,058)			43,535,280

	BOND RATING MOODY/S&P (UNAUDITED)	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS 1.32%

Diversified Telecommunication Services 1.32%
Qwest Corp., 7.500%, 6/15/23	Baa3/BBB-	$7,000,000	7,017,500

TOTAL CORPORATE BONDS
(Cost $6,504,865)			7,017,500

		SHARES	VALUE

MUTUAL FUNDS 0.81%
Loomis Sayles Institutional High Income Fund		548,386	4,343,217

TOTAL MUTUAL FUNDS
(Cost $4,000,000)			4,343,217

SHORT TERM INVESTMENTS 1.50%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.006% (7-Day Yield)		8,011,553	8,011,553

TOTAL SHORT TERM INVESTMENTS
(Cost $8,011,553)			8,011,553

TOTAL INVESTMENTS - 144.43%
(Cost $688,170,016)			$769,925,655

LEVERAGE FACILITY - (45.02%)			(240,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.59%			3,124,703
NET ASSETS - 100.00%			$533,050,358

*	Non Income Producing Security
(1)	Pledged security; a portion or all of the security is pledged as collateral for borrowings as of July 31, 2011. (See Note 3)

Common Abbreviations:
ADR - American Depositary Receipt
PLC - Public Limited Company
S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2011 (unaudited)

1. Significant Accounting and Operating Policies

The Reaves Utility Income Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified fund with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund commenced operations on February 24, 2004. The Fund’s common shares are listed on the New York Stock Exchange Amex (“Exchange”) and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price. To the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. If no sale price is available, or if traded on the over-the-counter market, the evaluated bid prices on such day, as provided by the Fund’s primary pricing service are used. Corporate bonds and other debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. To the extent these inputs are observable and timely, the values of corporate bonds are categorized as Level 2; otherwise the values are categorized as Level 3. Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value. Shares of other mutual funds are valued based upon their reported NAVs. Securities for which market quotations or valuations are not available are valued at fair value in good faith by or at the direction of the Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

¡	Level 1 – Unadjusted quoted prices in active markets for identical investments

¡	Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$702,996,151	$–	$–	$702,996,151
Preferred Stocks
Electric Utilities	–	2,698,633	–	2,698,633
Independent Power Producers & Energy Traders	87,570	–	–	87,570
Multi-Utilities	489,645	746,106	–	1,235,751
Limited Partnerships	43,535,280	–	–	43,535,280
Corporate Bonds	–	7,017,500	–	7,017,500
Mutual Funds	4,343,217	–	–	4,343,217
Short Term Investments	8,011,553	–	–	8,011,553
Total	$759,463,416	$10,462,239	$–	$769,925,655

For the nine months ended July 31, 2011, the Fund did not have significant unoberservable inputs (Level 3) used in determining fair value.

*See Statement of Investments for further industry classification.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Unrealized Appreciation/(Depreciation)

On July 31, 2011, based on cost of $678,821,534 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $115,090,646 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $23,986,525, resulting in net unrealized appreciation of $91,104,121.

3. Borrowings

In December 2010 the Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allowed the Fund to borrow up to $240,000,000 (“Borrowings”) and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). The Fund may, with 30 days notice, reduce the Borrowing to a lesser amount if drawing on the full amount would not result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 1.10% on the amount borrowed and 1.00% on the undrawn balance.

For the nine months ended July 31, 2011, the average amount borrowed under the Agreement and the average interest rate for the amount borrowed were $235,593,220 and 1.33% respectively. As of July 31, 2011, the amount of such outstanding borrowings is $240,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 1.29%. The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings. As of July 31, 2011, the value of securities on loan was $237,388,642.

The Board of Trustees has approved the Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the nine months ended July 31, 2011. The Fund receives income from BNP based on the value of the Lent Securities.

4. Recently Issued Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued Auditing Standards Update (ASU) No. 2010-06, “Improving Disclosures about Fair Value Measurement”, which requires separate disclosures about purchases, sales, issuances, and other settlements in the rollforward of activity in Level 3 fair value measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of the additional Level 3 rollforward disclosure requirements is not expected to materially impact the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	September 29, 2011

By:	/s/ Lauren E. Johnson
Lauren E. Johnson
Treasurer (principal financial officer)

Date:	September 29, 2011